Provisions (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share price	€ 10.86	€ 24.50
Provision related to expected legal and settlement costs	€ 27,800
Other provisions	46,862	€ 15,806	€ 2,124
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Other provisions	€ 3,100